NET REVENUES	6 Months Ended
Jun. 30, 2020
NET REVENUES
NET REVENUES

NOTE 5 - NET REVENUES:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	U.S dollars in thousands		U.S dollars in thousands
Movantik® revenues	19,951	—	19,951	—
Other revenues	948	1,563	2,004	3,300
	20,899	1,563	21,955	3,300

For the three and six-month periods ended June 30, 2019, $1 million and $2.2 million, respectively were attributed to the promotional services, and $0.6 million and $1.1 million respectively were attributed to commercialization of products. In 2020, the Company terminated the promotion agreements and recognized immaterial revenues from promotional services.